Note 8 - Shareholders' Equity (Details) - Stock Purchase Warrants (USD $)			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 $2.40 [Member] Series 1 [Member]	Jun. 30, 2013 $2.51 [Member] Series 1 [Member]	Jun. 30, 2013 $2.45 [Member] Series 3 [Member]
Class of Warrant or Right [Line Items]
Warrants	$ 22,332,623,000	$ 22,332,623	$ 5,200,519,000	$ 460,976,000	$ 16,671,128,000
Exercise Price (in Dollars per Item)			2.40	2.51	2.45
Expiration Date			Jun. 30, 2014	Jun. 30, 2014	Aug. 31, 2014